Gain on Deregistration of Subsidiaries (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Gain on Deregistration of Subsidiaries [Abstract]
Gain or loss from deregistration of subsidiaries		$ 387,847	$ 79,202